CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares
Finance lease receivables - current, net of allowance	¥ 4,248,857	$ 582,091	¥ 9,970,622
Financing receivables, allowance	10,654,622	1,459,677	57,971,477
Allowance for Prepayments and Other Current Assets	90,810,030	12,440,923	114,122,430
Allowance for receivable of bitcoin collateral	2,204,434	302,006	0
Finance lease receivables - non-current, net of allowance	260,848	35,736	2,730,769
Current liabilities	1,834,905,970	251,381,087	777,742,901
Short-term debts	124,584,293	17,067,978	39,071,500
Long-term debts-current | ¥			926,237
Short-term lease liabilities	7,912,420	1,083,997	7,603,380
Accrued expenses and other current liabilities	1,348,300,779	184,716,449	206,877,626
Deferred guarantee income	11,787,712	1,614,910	86,218,888
Contingent risk assurance liabilities	31,190,425	4,273,071	125,140,991
Income tax payable	311,130,341	42,624,682	311,904,279
Long-term debts-Non-current | ¥			712,023
Deferred tax liability	10,724,133	1,469,200	10,724,133
Long-term lease liabilities	37,044,466	5,075,071	42,228,435
Other non-current liabilities	19,118	2,619	226,035
Non-current liabilities	47,787,717	6,546,890	53,890,626
Consolidated VIE
Current liabilities	139,141,931	19,062,366	454,773,564
Short-term debts	0	0	39,071,500
Long-term debts-current	0	0	926,237
Short-term lease liabilities	6,596,826	903,761	6,932,332
Accrued expenses and other current liabilities	89,549,762	12,268,267	196,282,964
Deferred guarantee income	11,787,712	1,614,910	86,218,888
Contingent risk assurance liabilities	31,190,425	4,273,071	125,140,991
Income tax payable	17,206	2,357	200,652
Long-term debts-Non-current	0	0	712,023
Deferred tax liability	10,724,126	1,469,199	10,724,126
Long-term lease liabilities	37,044,466	5,075,071	42,187,077
Other non-current liabilities	19,118	2,619	226,035
Other non-current liabilities	47,787,710	6,546,889	53,137,238
Non-current liabilities	47,787,710	6,546,889	53,849,261
Consolidated VIE
Current liabilities	¥ 139,141,931	$ 19,062,366	¥ 454,773,564
Class A ordinary shares
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares, shares authorized	420,674,280	420,674,280	420,674,280
Ordinary shares, shares issued	222,055,327	222,055,327	229,831,213
Ordinary shares, shares outstanding	134,586,659	134,586,659	144,857,131
Class B Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares, shares authorized	79,325,720	79,325,720	79,325,720
Ordinary shares, shares issued	72,978,677	72,978,677	72,978,677
Ordinary shares, shares outstanding	72,978,677	72,978,677	72,978,677